Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Mortgage loans	$ 614,184	$ 493,792
Financial liabilities
Liability for collateral	99,668	101,095	$ 62,610	$ 59,772
Carrying value
Financial assets
Mortgage loans	614,814	493,792
Cost method limited partnerships	64,490	52,543
Financial liabilities
Contractholder funds on investment contracts	2,271,861	2,491,461
Liability for collateral	99,668	101,095
Fair value
Financial assets
Mortgage loans	634,950	526,433
Cost method limited partnerships	72,142	59,330
Financial liabilities
Contractholder funds on investment contracts	2,355,015	2,615,231
Liability for collateral	$ 99,668	$ 101,095